Lease Liabilities - Components of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current
Lease liabilities	$ 134	$ 26
Non-current
Lease liabilities	299	28
Total Lease Liability	$ 433	$ 54